Related party disclosures (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Related party disclosures
Short-term benefits	$ 0.8	$ 0.9	$ 1.6	$ 1.6
Share-based payments	2.0	1.9	3.4	2.4
Total	$ 2.8	$ 2.8	$ 5.0	$ 4.0